Reverse Recapitalization - Schedule of Equity Interests Issued from Reverse Capitalization (Details)	Nov. 20, 2019 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	3,610,705
Exchange ratio	17.188531
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	472,773
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	662,228
Class C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	1,530,779
Class D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	944,925
Class A-1 Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of exchange ratio to convert Accel stock to A-1 Common Stock (in shares)	62,062,715
Shares issued in reverse recapitalization (in shares)	14,574,755
Common stock outstanding (in shares)	76,637,470	78,234,106	76,637,470	58,491,280